Warrant Liabilities (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
		Jul. 23, 2025 USD ($) $ / shares shares	Oct. 17, 2024 shares	Aug. 08, 2025 shares	Dec. 31, 2025 USD ($) Years $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($)	Apr. 07, 2026 $ / shares	Sep. 27, 2023 $ / shares	Jan. 10, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Warrant Liabilities [Line Items]
Number of units (in Shares) | shares		14,800,000	1,750,000
Price per unit		$ 0.4681
Proceeds from private placement (in Dollars) | $		$ 6,900			$ 6,926
Number of ordinary shares (in Shares) | shares	[1]				4,206,788		1,100,625
Common stock par value					$ 0.016	[1]	$ 0.016	[1]			$ 0.001
Exercise price					0.4681
Initial exercise price					$ 0.2341
Gain on warrants (in Dollars) | $					$ (1,673)
2025 Warrants [Member]
Warrant Liabilities [Line Items]
Number of warrants (in Shares) | shares		1
Exercise price					$ 0.3277
Gain on warrants (in Dollars) | $					$ 1,673,000
Warrant [Member]
Warrant Liabilities [Line Items]
Exercise price					$ 0.0008
Monte Carlo Models [Member]
Warrant Liabilities [Line Items]
Exercise price					0.2341
Monte Carlo Models [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Exercise price					$ 0.4681
Term [Member]
Warrant Liabilities [Line Items]
Fair value of warrants | Years					5
Common Stock [Member]
Warrant Liabilities [Line Items]
Number of units (in Shares) | shares				47,323,247
Number of ordinary shares (in Shares) | shares		1										9,599,900	100
Common stock par value | (per share)		$ 0.0008									$ 0.0008	$ 0.001	$ 0.01
Common Stock [Member] | 2025 Warrants [Member]
Warrant Liabilities [Line Items]
Number of ordinary shares (in Shares) | shares					1
Common stock par value					$ 0.0008
Maximum [Member]
Warrant Liabilities [Line Items]
Common stock par value										$ 0.00001
Percentage of initial exercise price					70.00%
Maximum [Member] | Expected Volatility [Member] | Monte Carlo Models [Member]
Warrant Liabilities [Line Items]
Fair value of warrants					141.8
Maximum [Member] | Risk-Free Interest Rate [Member] | Monte Carlo Models [Member]
Warrant Liabilities [Line Items]
Fair value of warrants					3.96
Maximum [Member] | Dilution [Member] | Monte Carlo Models [Member]
Warrant Liabilities [Line Items]
Fair value of warrants					42.6
Minimum [Member]
Warrant Liabilities [Line Items]
Percentage of initial exercise price					50.00%
Minimum [Member] | Expected Volatility [Member] | Monte Carlo Models [Member]
Warrant Liabilities [Line Items]
Fair value of warrants					136.5
Minimum [Member] | Risk-Free Interest Rate [Member] | Monte Carlo Models [Member]
Warrant Liabilities [Line Items]
Fair value of warrants					3.77
Minimum [Member] | Dilution [Member] | Monte Carlo Models [Member]
Warrant Liabilities [Line Items]
Fair value of warrants					27.1
IPO [Member] | Monte Carlo Models [Member]
Warrant Liabilities [Line Items]
Exercise price					$ 0.3277

[1]	On December 30, 2025, the Company implemented a one-for-twenty reverse stock split of the Company’s authorized, issued and outstanding ordinary shares, including the Founders Preferred Shares. All references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.